Inventories - (Tables)	12 Months Ended
Dec. 31, 2021
Classes of current inventories [abstract]
Summary of Inventories

	31 December 2021	31 December 2020	30 June 2020	30 June 2019
	£m	£m	£m	£m
Raw materials	10.0	8.3	8.0	5.7
Work in progress	25.0	16.2	16.0	11.9
Finished goods and goods for resale	23.2	18.4	16.7	18.4

	58.2	42.9	40.7	36.0